ORGANIZATION - Summary of obligations that are subject to potential compromise (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
Other non-current liabilities	$ 17,020	$ 19,078
Current portion of long term debt	622,227	$ 654,180
CCAA proceedings
Trade and other payables	516,910
Other non-current liabilities	11,730
Current portion of long term debt	468,586
Total liabilities subject to compromise	$ 997,226